LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 309,530,699	$ 157,567,986	$ 137,538,613	$ 136,242,116
Other current financial assets	140,304,853	347,278
Other current non-financial assets	13,374,381	16,188,965
Trade accounts and other accounts receivable	194,021,253	191,077,588
Accounts receivable related entities	11,875,408	10,835,768
Inventory	127,972,650	147,641,224
Current tax assets	218,472	9,815,294
Total Current Assets	797,297,716	533,474,103	$ 481,586,454
USD
CURRENT ASSETS
Cash and cash equivalents	21,332,268	16,733,249
Other current non-financial assets	1,723,989	893,571
Trade accounts and other accounts receivable	901,930	1,431,079
Accounts receivable related entities		45,644
Inventory		6,027,076
Total Current Assets	23,958,187	25,129,648
EUR
CURRENT ASSETS
Cash and cash equivalents	223,449	9,722
Other current non-financial assets	621,516	615,636
Total Current Assets	844,965	625,359
UF
CURRENT ASSETS
Other current non-financial assets	493,546	410,203
Trade accounts and other accounts receivable	65,250	453,469
Total Current Assets	558,796	863,672
CLP
CURRENT ASSETS
Cash and cash equivalents	201,936,140	78,420,966
Other current financial assets	139,449,882	275,407
Other current non-financial assets	1,900,762	5,642,901
Trade accounts and other accounts receivable	105,340,179	83,328,449
Accounts receivable related entities	6,965,894	9,157,922
Inventory	54,112,760	48,320,784
Current tax assets	218,472	9,815,294
Total Current Assets	509,924,089	234,962,693
BRL
CURRENT ASSETS
Cash and cash equivalents	49,528,425	46,189,977
Other current financial assets	10,171	13,498
Other current non-financial assets	1,300,995	1,738,793
Trade accounts and other accounts receivable	67,423,832	79,586,461
Accounts receivable related entities	41,878
Inventory	31,446,180	43,820,564
Total Current Assets	149,751,481	171,349,293
ARS
CURRENT ASSETS
Cash and cash equivalents	14,821,502	3,830,199
Other current financial assets	844,800	16,575
Other current non-financial assets	6,052,294	3,918,728
Trade accounts and other accounts receivable	14,928,954	19,088,164
Accounts receivable related entities	4,867,636	1,632,202
Inventory	32,214,119	34,262,914
Total Current Assets	73,729,305	62,748,782
PGY
CURRENT ASSETS
Cash and cash equivalents	21,688,915	12,383,873
Other current financial assets		41,798
Other current non-financial assets	1,281,279	2,969,133
Trade accounts and other accounts receivable	5,361,108	7,189,966
Inventory	10,199,591	15,209,886
Total Current Assets	$ 38,530,893	$ 37,794,656